Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 031	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets available for benefits before transfers per the financial statements	$ 14,307,395
Change in accrued expenses	(1,523)
Change in contributions receivable	3,727,870
Net income per Form 5500	$ 18,033,742